CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 654,916	$ 459,125	$ 89,526
Expenses
Advertising and promotion	19,877	3,511	8,223
Amortization	24,085	15,074	14,954
Consulting fees (Notes 7 and 8)	183,652	193,667	57,701
Filing fees	14,694	25,196	11,239
Foreign exchange loss (gain)	140,015	(323,724)	(50,759)
Interest and bank charges	5,536	106,719	208,909
Inventory costs	383,282	266,365	147,176
Management fees (Note 7)	41,514	161,428	214,621
Office and administrative	106,485	181,367	205,244
Professional fees	30,899	97,642	125,705
Rent	127,070	140,679	195,255
Salaries, wages and benefits (Note 7)	568,310	777,645	979,960
Travel	13,395	19,003	94,864
Total Expenses	1,658,814	1,664,572	2,213,092
Operating Loss	(1,003,898)	(1,205,447)	(2,123,566)
Other Income
Interest income	162	408	4,094
Reversal of accrued dividends payable (Note 9)	734,228
Net Loss For The Year	$ (269,508)	$ (1,205,039)	$ (2,119,472)
Basic And Diluted Loss Per Common Share (in dollars per share)	$ (0.00)	$ (0.02)	$ (0.03)
Weighted Average Number Of Common Shares Outstanding (in shares)	71,128,456	71,128,456	71,128,456